Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Select Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class A
Trading Symbol	CMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, real estate and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the financials and utilities sectors, and smaller allocations to the health care and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Entergy Corp., a utility company operating primarily in the southeast U.S.; Welltower, Inc., a real estate investment trust investing in health care infrastructure; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Discover Financial Services, the owner and operator of Discover Bank which offers checking and saving accounts, loans, and credit cards; and Ameren Corp., a public utility company operating in the U.S., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials, and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to real estate and energy modestly detracted from relative results.
Individual holdings
| Fund positions in Dollar Tree, Inc., a dollar store operator; ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions; FMC Corp., an agricultural sciences company providing crop protection solutions; Marathon Petroleum Corp., a petroleum refining, marketing and transportation company; and Centene Corp., a health care company that serves as an intermediary for government-sponsored and privately insured health care programs, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.27	13.12	8.22
Class A (including sales charges)	3.91	11.78	7.58
Russell Midcap ® Value Index	11.67	11.68	8.00
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,472,373,547
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 18,519,884
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 2,472,373,547
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$ 18,519,884
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class C
Trading Symbol	CMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 196	1.87%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, real estate and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the financials and utilities sectors, and smaller allocations to the health care and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Entergy Corp., a utility company operating primarily in the southeast U.S.; Welltower, Inc., a real estate investment trust investing in health care infrastructure; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Discover Financial Services, the owner and operator of Discover Bank which offers checking and saving accounts, loans, and credit cards; and Ameren Corp., a public utility company operating in the U.S., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials, and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to real estate and energy modestly detracted from relative results.
Individual holdings
| Fund positions in Dollar Tree, Inc., a dollar store operator; ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions; FMC Corp., an agricultural sciences company providing crop protection solutions; Marathon Petroleum Corp., a petroleum refining, marketing and transportation company; and Centene Corp., a health care company that serves as an intermediary for government-sponsored and privately insured health care programs, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.44	12.27	7.41
Class C (including sales charges)	8.44	12.27	7.41
Russell Midcap ® Value Index	11.67	11.68	8.00
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,472,373,547
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 18,519,884
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,472,373,547
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$ 18,519,884
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	NAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, real estate and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the financials and utilities sectors, and smaller allocations to the health care and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Entergy Corp., a utility company operating primarily in the southeast U.S.; Welltower, Inc., a real estate investment trust investing in health care infrastructure; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Discover Financial Services, the owner and operator of Discover Bank which offers checking and saving accounts, loans, and credit cards; and Ameren Corp., a public utility company operating in the U.S., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials, and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to real estate and energy modestly detracted from relative results.
Individual holdings
| Fund positions in Dollar Tree, Inc., a dollar store operator; ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions; FMC Corp., an agricultural sciences company providing crop protection solutions; Marathon Petroleum Corp., a petroleum refining, marketing and transportation company; and Centene Corp., a health care company that serves as an intermediary for government-sponsored and privately insured health care programs, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.58	13.39	8.49
Russell Midcap ® Value Index	11.67	11.68	8.00
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,472,373,547
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 18,519,884
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,472,373,547
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$ 18,519,884
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	CVERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, real estate and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the financials and utilities sectors, and smaller allocations to the health care and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Entergy Corp., a utility company operating primarily in the southeast U.S.; Welltower, Inc., a real estate investment trust investing in health care infrastructure; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Discover Financial Services, the owner and operator of Discover Bank which offers checking and saving accounts, loans, and credit cards; and Ameren Corp., a public utility company operating in the U.S., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials, and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to real estate and energy modestly detracted from relative results.
Individual holdings
| Fund positions in Dollar Tree, Inc., a dollar store operator; ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions; FMC Corp., an agricultural sciences company providing crop protection solutions; Marathon Petroleum Corp., a petroleum refining, marketing and transportation company; and Centene Corp., a health care company that serves as an intermediary for government-sponsored and privately insured health care programs, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.69	13.51	8.61
Russell Midcap ® Value Index	11.67	11.68	8.00
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,472,373,547
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 18,519,884
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,472,373,547
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$ 18,519,884
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, real estate and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the financials and utilities sectors, and smaller allocations to the health care and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Entergy Corp., a utility company operating primarily in the southeast U.S.; Welltower, Inc., a real estate investment trust investing in health care infrastructure; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Discover Financial Services, the owner and operator of Discover Bank which offers checking and saving accounts, loans, and credit cards; and Ameren Corp., a public utility company operating in the U.S., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials, and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to real estate and energy modestly detracted from relative results.
Individual holdings
| Fund positions in Dollar Tree, Inc., a dollar store operator; ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions; FMC Corp., an agricultural sciences company providing crop protection solutions; Marathon Petroleum Corp., a petroleum refining, marketing and transportation company; and Centene Corp., a health care company that serves as an intermediary for government-sponsored and privately insured health care programs, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.71	13.57	8.66
Russell Midcap® Value Index	11.67	11.68	8.00
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,472,373,547
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 18,519,884
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Stati
s
tics
Fund net assets	$ 2,472,373,547
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$ 18,519,884
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class R
Trading Symbol	CMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, real estate and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the financials and utilities sectors, and smaller allocations to the health care and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Entergy Corp., a utility company operating primarily in the southeast U.S.; Welltower, Inc., a real estate investment trust investing in health care infrastructure; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Discover Financial Services, the owner and operator of Discover Bank which offers checking and saving accounts, loans, and credit cards; and Ameren Corp., a public utility company operating in the U.S., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials, and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to real estate and energy modestly detracted from relative results.
Individual holdings
| Fund positions in Dollar Tree, Inc., a dollar store operator; ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions; FMC Corp., an agricultural sciences company providing crop protection solutions; Marathon Petroleum Corp., a petroleum refining, marketing and transportation company; and Centene Corp., a health care company that serves as an intermediary for government-sponsored and privately insured health care programs, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.06	12.83	7.95
Russell Midcap® Value Index	11.67	11.68	8.00
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,472,373,547
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 18,519,884
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Sta
ti
stics
Fund net assets	$ 2,472,373,547
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$ 18,519,884
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the invest
m
ent makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Select Mid Cap Value Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Select Mid Cap Value Fund
Class Name	Class S
Trading Symbol	NAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 36 (a)	0.90% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.90%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, real estate and consumer discretionary sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Larger allocations to the financials and utilities sectors, and smaller allocations to the health care and industrials sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Entergy Corp., a utility company operating primarily in the southeast U.S.; Welltower, Inc., a real estate investment trust investing in health care infrastructure; Corning, Inc., a technology company specializing in glass, ceramics and related materials; Discover Financial Services, the owner and operator of Discover Bank which offers checking and saving accounts, loans, and credit cards; and Ameren Corp., a public utility company operating in the U.S., were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the energy, financials, and industrials sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller weightings to real estate and energy modestly detracted from relative results.
Individual holdings
| Fund positions in Dollar Tree, Inc., a dollar store operator; ON Semiconductor Corp., a semiconductor company that provides intelligent sensing and power solutions; FMC Corp., an agricultural sciences company providing crop protection solutions; Marathon Petroleum Corp., a petroleum refining, marketing and transportation company; and Centene Corp., a health care company that serves as an intermediary for government-sponsored and privately insured health care programs, were among the top relative detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	10.34	13.13	8.23
Russell Midcap® Value Index	11.67	11.68	8.00
Russell 3000 ® Index (b)	17.53	16.12	12.36
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,472,373,547
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 18,519,884
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fu
n
d Statistics
Fund net assets	$ 2,472,373,547
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$ 18,519,884
Portfolio turnover for the reporting period	10%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investm
e
nt makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Welltower, Inc.	3.1%
Entergy Corp.	3.2%
Ameren Corp.	3.0%
AMETEK, Inc.	2.8%
Discover Financial Services	2.8%
ITT, Inc.	2.8%
Corning, Inc.	2.7%
Southwest Airlines Co.	2.5%
Marathon Petroleum Corp.	2.5%
Ingersoll Rand, Inc.	2.5%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.